Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss)	Retained earnings [member]	Attributable to shareholder's of NexGen Energy Ltd [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2019	$ 186,349	$ 218,788	$ 48,801	$ (2,247)	$ (103,502)	$ 161,840	$ 24,509
Beginning balance, shares at Dec. 31, 2019		360,250,571
Statement [LineItems]
Shares issued on exercise of stock options	6,761	$ 11,182	(4,421)			6,761
Shares issued on exercise of stock options, shares		7,490,999
Shares issued for cash from private placement (Note 10)	20,889	$ 20,889				20,889
Shares issued for cash from private placement (Note 10), shares		11,611,667
Shares issued for convertible debenture interest payments	4,737	$ 4,737				4,737
Shares issued for convertible debenture interest payments, shares		1,948,348
Share-based payments	11,264		10,559			10,559	705
Shares issued for convertible debenture establishment fee	627	$ 627				627
Shares issued for convertible debenture establishment fee, shares		348,350
Shares issued for convertible debenture financing consent fee (Note 8)	355	$ 355				355
Shares issued for convertible debenture financing consent fee (Note 8), shares		180,270
Share issuance costs	(625)	$ (625)				(625)
Ownership changes relating to non-controlling interests	5,512				1,028	1,028	4,484
Net loss for the period	(114,490)				(109,828)	(109,828)	(4,662)
Other comprehensive loss	(2,127)			(2,092)		(2,092)	(35)
Ending balance at Dec. 31, 2020	119,252	$ 255,953	54,939	(4,339)	(212,302)	94,251	25,001
Ending balance, shares at Dec. 31, 2020		381,830,205
Statement [LineItems]
Shares issued on exercise of stock options	25,962	$ 43,084	(17,122)			25,962
Shares issued on exercise of stock options, shares		10,020,001
Shares issued for convertible debenture interest payments	1,289	$ 1,289				1,289
Shares issued for convertible debenture interest payments, shares		254,692
Share-based payments	36,646		31,346			31,346	5,300
Ownership changes relating to non-controlling interests	5,208				2,425	2,425	2,783
Net loss for the period	(126,948)				(119,087)	(119,087)	(7,861)
Other comprehensive loss	4,735			2,218		2,218	2,517
Shares issued on converted debentures (Note 8)	230,301	$ 230,301				230,301
Shares issued on converted debentures (Note 8), shares		48,083,335
Shares issued on bought-deal financing, net of share issue costs (Note 10)	163,290	$ 163,290				163,290
Shares issued on bought-deal financing, net of share issue costs (Note 10), shares		38,410,000
Shares issued on ASX, net of share issue costs (Note 10)	1,039	$ 1,039				1,039
Shares issued on ASX, net of share issue costs (Note 10), shares		400,000
Shares issued for the Rook 1 property development (Note 10)	574	$ 900	(326)			574
Shares issued for the Rook 1 property development (Note 10), shares		200,000
Reclass accumulated other comprehensive income related to converted debentures (Note 8)				4,016	(4,016)
Ending balance at Dec. 31, 2021	$ 461,348	$ 695,856	$ 68,837	$ 1,895	$ (332,980)	$ 433,608	$ 27,740
Ending balance, shares at Dec. 31, 2021		479,198,233